Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 6, 2011
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

Credit Suisse Floating Rate High Income Fund (Prospectus Summary): | Credit Suisse Floating Rate High Income Fund
CREDIT SUISSE FLOATING RATE HIGH INCOME FUND

Supplement to the Prospectuses

CREDIT SUISSE FLOATING RATE HIGH INCOME FUND (FORMERLY,
CREDIT SUISSE HIGH INCOME FUND) (THE "FUND"), A SERIES OF
CREDIT SUISSE OPPORTUNITY FUNDS

The following risk factor is added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail – Risk Factors – Principal Risk Factors":

Conflict of Interest Risk

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Shareholders should retain this supplement for future reference.

Dated: June 6, 2011

The following risk factor is added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail – Risk Factors – Principal Risk Factors":

Conflict of Interest Risk

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Credit Suisse Floating Rate High Income Fund (Prospectus Summary): | Credit Suisse Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CREDIT SUISSE FLOATING RATE HIGH INCOME FUND
Supplement Text	ck0000946110_SupplementTextBlock

Supplement to the Prospectuses

CREDIT SUISSE FLOATING RATE HIGH INCOME FUND (FORMERLY,
CREDIT SUISSE HIGH INCOME FUND) (THE "FUND"), A SERIES OF
CREDIT SUISSE OPPORTUNITY FUNDS

The following risk factor is added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail – Risk Factors – Principal Risk Factors":

Conflict of Interest Risk

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Shareholders should retain this supplement for future reference.

Dated: June 6, 2011

Risk, Heading	rr_RiskHeading	The following risk factor is added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail – Risk Factors – Principal Risk Factors":
Risk, Narrative	rr_RiskNarrativeTextBlock

Conflict of Interest Risk

Affiliates of Credit Suisse may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of Credit Suisse's affiliates in the loans market may restrict the fund's ability to acquire some loans or affect the timing or price of such acquisitions.

Credit Suisse Floating Rate High Income Fund | Common Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHIX
Credit Suisse Floating Rate High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOBX
Credit Suisse Floating Rate High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHICX